Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Common Stock Equivalents (Details) - shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	4,134,344	1,971,802	1,905,873	1,632,623
HBC Holdback Shares [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share				4,000
Warrants – Public [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	123,500		123,500	123,500
Warrants – Private [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	108,100		108,100	108,100
Warrants - Series A [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	652,857	414,909	433,514	167,976
Warrants - Series C [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	2,461,538	1,519,476	488,699	488,698
Warrants - Series D [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	244,349		244,349	244,349
Stock-based compensation - equity awards [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	38,000	37,417	6,000	6,000
Arbor Lake Strategic Cooperation Consulting Agreement [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	40,000		40,000	40,000
HBC Earnout Shares [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	450,000		450,000	450,000